Income Tax	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax
Income Tax

The components of the provision for income taxes were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	$	$	$	$
Current	(209)	(258)	(722)	(517)
Deferred	—	—	—	226
Income tax expense	(209)	(258)	(722)	(291)